Shareholders' Equity - Narrative (Details) $ / shares in Units, $ in Thousands		1 Months Ended			12 Months Ended
	Oct. 20, 2021 USD ($) $ / shares shares	Apr. 30, 2021 $ / shares shares	Oct. 31, 2019 $ / shares shares	Apr. 30, 2019 shares	Dec. 31, 2021 USD ($) $ / shares class entity shares	Dec. 31, 2019 USD ($)	Feb. 26, 2021 entity	Feb. 25, 2021 entity	Dec. 31, 2020 USD ($) class $ / shares shares	Oct. 30, 2019 entity shares	Oct. 29, 2019 entity
Class of Stock [Line Items]
Common stock, authorized (in shares) | shares										1,208,250,504
Number of classes of common stock | class					4				4
Common stock, number of votes per share | entity											10
Stock acquired (in shares) | shares		4,200,000	46,890	4,000,000
Stock acquired, share price (in usd per share)		$ 23.23	$ 20.49
Stock acquired, repurchase price above fair market value, additional compensation expense | $						$ 3,300
Class of Warrant or Right [Line Items]
Number of shares of common stock per unit (in shares) | entity					1
Number of warrants per unit (in shares)					0.3333
Stock issued for exercise of warrants (in shares) | shares					206,547
Proceeds from exercise of warrants | $					$ 0
Reclassification to equity | $					52,393
Fair value of warrant at issuance | $					$ 15,547				$ 418,908
2020 Credit Facility | Line of Credit
Class of Warrant or Right [Line Items]
Interest rate					12.78%
Interest rate - cash					5.475%
Interest rate - warrants					7.305%
SoftBank Senior Unsecured Notes Warrant
Class of Warrant or Right [Line Items]
Reclassification to equity | $					$ 34,927
Convertible related party liabilities — 2020 LC Facility Warrant
Class of Warrant or Right [Line Items]
Reclassification to equity | $					$ 17,466
Public And Private Warrants
Class of Warrant or Right [Line Items]
Warrants, exercise price (in usd per share)	$ 11.50				$ 11.50
Warrants, term from Business Combination	30 days				30 days
Warrants, term from Legacy initial public offering					12 months
Warrants, expiration term	5 years				5 years
Public And Private Warrants | Warrant Redemption Scenario One
Class of Warrant or Right [Line Items]
Warrants, exercise price (in usd per share)					$ 11.50
Warrants, redemption price if reference value exceeds threshold					0.01
Warrants, reference value threshold (in usd per share)					18.00
Public And Private Warrants | Warrant Redemption Scenario Two
Class of Warrant or Right [Line Items]
Warrants, redemption price if reference value exceeds threshold					0.10
Warrants, reference value threshold (in usd per share)					$ 10.00
Private Warrants
Class of Warrant or Right [Line Items]
Warrants (in shares) | shares	7,173,333				7,773,333
Warrants, shares issuable, restriction period					30 days
Fair value of warrant at issuance | $					$ 15,547				$ 0
Public Warrants
Class of Warrant or Right [Line Items]
Warrants (in shares) | shares	16,100,000				16,100,000
Warrants, maximum issuable (in shares) | shares					16,100,000
Warrants, issued (in shares) | shares					16,099,959
Warrants, notice period for redemption					30 days
SVF II Warrant
Class of Warrant or Right [Line Items]
Warrants (in shares) | shares	28,948,838
Warrants, exercise price (in usd per share)	$ 0.01
SVFE Warrant
Class of Warrant or Right [Line Items]
Warrants (in shares) | shares	10,184,811
Warrants, exercise price (in usd per share)	$ 0.01
LC Warrant
Class of Warrant or Right [Line Items]
Warrants, exercise price (in usd per share)	$ 0.01				$ 0.01
Shares to be issued upon exercise of warrants (in shares) | shares	11,923,567
Fair value of warrant at issuance | $	$ 101,600
First Warrants
Class of Warrant or Right [Line Items]
Warrants (in shares) | shares	39,133,649
Warrants, exercise price (in usd per share)	$ 0.01
Adjustment to additional paid in capital, fair value adjustment of warrants | $	$ 405,800
Class A common stock
Class of Stock [Line Items]
Common stock, authorized (in shares) | shares					1,500,000,000				777,979,845
Common stock, par value (in usd per share)					$ 0.0001				$ 0.0001
Common stock, number of votes per share | entity										1
Class C common stock
Class of Stock [Line Items]
Common stock, authorized (in shares) | shares					25,041,666				42,109,087
Common stock, par value (in usd per share)					$ 0.0001				$ 0.0001
Common stock, number of votes per share | entity					1		1	3		3
Class B, C and D common stock
Class of Stock [Line Items]
Common stock, number of votes per share | entity										3